Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income tax [abstract]
Significant components of income tax expense [Table Text Block]
Significant components of income tax expense
	Full year
(in USD million)	2020	2019	2018

Current income tax expense in respect of current year	(1,115)	(7,892)	(10,724)
Prior period adjustments	313	69	(49)

Current income tax expense	(802)	(7,822)	(10,773)

Origination and reversal of temporary differences	(648)	410	(1,359)
Recognition of previously unrecognised deferred tax assets	130	0	923
Change in tax regulations	(12)	(6)	(28)
Prior period adjustments	94	(23)	(99)

Deferred tax income/(expense)	(435)	381	(563)

Income tax	(1,237)	(7,441)	(11,335)

Reconciliation of statutory tax rate to effective tax rate [Table Text Block]
Reconciliation of statutory tax rate to effective tax rate
	Full year
(in USD million)	2020	2019	2018

Income/(loss) before tax	(4,259)	9,292	18,874

Calculated income tax at statutory rate1)	1,445	(2,284)	(5,197)
Calculated Norwegian Petroleum tax2)	(2,126)	(5,499)	(8,189)
Tax effect uplift3)	1,006	632	736
Tax effect of permanent differences regarding divestments	(9)	380	400
Tax effect of permanent differences caused by functional currency different from tax currency	(198)	8	116
Tax effect of other permanent differences	450	395	337
Recognition of previously unrecognised deferred tax assets4)	130	0	923
Change in unrecognised deferred tax assets	(1,685)	(974)	72
Change in tax regulations	(12)	(6)	(28)
Prior period adjustments	408	47	(148)
Other items including foreign currency effects	(647)	(139)	(357)

Income tax	(1,237)	(7,441)	(11,335)

Effective tax rate	(29.0%)	80.1%	60.1%

1)The weighted average of statutory tax rates was 33.9% in 2020, 24.6% in 2019 and 27.5% in 2018. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates. The change in weighted average statutory tax rate from 2018 to 2019 is also caused by the reduction in the Norwegian statutory tax rate from 23% in 2018 to 22% in 2019.

2)The Norwegian petroleum tax rate is 56% for 2020 and 2019, and 55% for 2018.

3)When computing the petroleum tax of 56% on income from the Norwegian continental shelf, an additional tax-free allowance, or uplift, is granted on the basis of the original capitalised cost of offshore production installations. Normally, a 5.2% uplift may be deducted from taxable income for a period of four years starting in the year in which the capital expenditure is incurred. For 2020 temporary rules allow direct deduction of the whole uplift at a rate of 24% in the year the capital expenditure is incurred. For investments made in 2019 the uplift is calculated at a rate of 5.2% per year, while the rate is 5.3% per year for investments made in 2018 and 5.4% per year for investments made in 2017. Transitional rules apply to investments from 5 May 2013 covered by among others Plans for development and operation (PDOs) or Plans for installation and operation (PIOs) submitted to the Ministry of Oil and Energy prior to 5 May 2013. For these investments the rate is 7.5% per year. Unused uplift may be carried forward indefinitely. At year-end 2020 and 2019, unrecognised uplift credits amounted to USD 836 million and USD 1,678 million, respectively.

4)An amount of USD 923 million of previously unrecognised deferred tax assets was recognised in the E&P International reporting segment in 2018. The recognition of the deferred tax assets is based on the expectation that sufficient taxable income will be available through reversals of taxable temporary differences or future taxable income supported by business forecast.

Deferred tax assets and liabilities [text block]
Deferred tax assets and liabilities comprise
(in USD million)	Tax losses carried forward	Property, plant and equipment and intangible assets	Asset retirement obligations	Lease liabilities	Pensions	Derivatives	Other	Total

Deferred tax at 31 December 2020
Deferred tax assets	4,676	905	11,205	1,869	787	30	1,811	21,284
Deferred tax liabilities	(0)	(26,607)	0	(4)	(11)	(236)	(676)	(27,533)

Net asset/(liability) at 31 December 2020	4,676	(25,701)	11,205	1,865	777	(206)	1,135	(6,250)

Deferred tax at 31 December 2019
Deferred tax assets	5,173	369	9,397	1,898	733	108	1,612	19,291
Deferred tax liabilities	0	(24,115)	(0)	(0)	(13)	(119)	(573)	(24,820)

Net asset/(liability) at 31 December 2019	5,173	(23,746)	9,397	1,898	720	(11)	1,040	(5,530)

Changes in net deferred tax liability during the year [Table Text Block]
Changes in net deferred tax liability during the year were as follows:
(in USD million)	2020	2019	2018

Net deferred tax liability at 1 January	5,530	5,367	5,213
Charged/(credited) to the Consolidated statement of income	435	(381)	563
Charged/(credited) to Other comprehensive income	(19)	98	(22)
Foreign currency translation effects and other effects	304	446	(386)

Net deferred tax liability at 31 December	6,250	5,530	5,367

Disclosure of Net deferred tax assets and liabilities [Table Text Block]
	At 31 December
(in USD million)	2020	2019

Deferred tax assets	4,974	3,881
Deferred tax liabilities	11,224	9,410

Disclosure of unrecognised deferred tax assets [Table Text Block]
Unrecognised deferred tax assets
	At 31 December
	2020		2019
(in USD million)	Basis	Tax	Basis	Tax

Deductible temporary differences	2,866	1,204	2,550	1,138
Unused tax credits	0	212	0	0
Tax losses carried forward	23,434	5,677	18,259	4,366

Total unrecognised deferred tax assets	26,300	7,093	20,809	5,504